Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000249922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Bloomberg U S Corporate High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index